Share-Based Payments (Tables)	12 Months Ended
Jun. 30, 2022
Share-based payment arrangements [Abstract]
Explanation of Effect of Share-based Payments on Entity's Profit or Loss
36    Share-based payments continued
Employee share-based payments continued
The total cost relating to employee share-based payments is made up as follows:

	SA Rand
Figures in million	2022	2021
2006 share plan	—	26
Sisonke ESOP	109	61
Management DSP	91	69
Total employee share-based payments	200	156

Disclosure of Terms and Conditions of Share-based Payment Arrangement
The 2006 share plan consists of share appreciation rights (SARs), performance shares (PS) and restricted shares (RS). The share plan is equity-settled.

Award	Vesting	Performance criteria
SARs
SARs will vest in equal thirds in year three (33.33%), four (33.33%) and five (33.33%), subject to the performance conditions having been satisfied.

The SARs will have an expiry date of six years from the grant date and the offer price equals the closing market prices of the underlying shares on the trading date immediately preceding the grant.
2014 allocation: The group's headline earnings per share must have grown since the allocation date by more than the South African Consumer Price Index (CPI).
PS	The PS will vest after three years from the grant date, if and to the extent that the performance conditions have been satisfied.
2017 allocation:
•50% of the number of rights awarded are linked to the total shareholder return of the group on an absolute basis.
•50% of the number of rights awarded are linked to the total shareholder return of the group as compared to that of the South African gold index.

RS	The RS will vest after three years from grant date.	The participant is still employed within the group.
Termination of employees' participation in the share plan is based on "no fault" and "fault" definitions:

•Fault	All unvested and unexercised SARs and all PS and RS not yet vested are lapsed and cancelled
•No fault	Accelerated vesting occurs and all unvested and unexercised share options are settled in accordance with the rules of the plan.

Award	Vesting	Performance criteria
PU*	The PU will vest after three years from the date on which the service period commenced.	The participant is still employed within the group.
*    The term Participation Units means the vested rights of a beneficiary to an equal number of Harmony shares held by the Trust.

Termination of employees' participation in the share scheme is based on "no fault" and "fault" definitions:

•Fault	All unvested and unexercised PU not yet vested are lapsed and cancelled
•No fault	Accelerated vesting occurs and all unvested and unexercised PU are settled in accordance with the rules of the plan.

Award	Vesting	Performance criteria
DS*
The awards will vest at a rate of 20% per annum over the following five years for executive directors and prescribed officers, and one-third per annum over the following three years for qualifying management.
The participant is still employed within the group.
*    Deferred shares.

During December 2021 shareholders approved the introduction of “no fault” termination effective 7 December 2021.

Termination of employees' participation in the share scheme is based on "no fault" and "fault" definitions:

•Fault	All unvested and unexercised DS not yet vested are lapsed and cancelled
•No fault	All unvested and unexercised DS will continue in force to vest on the original vesting dates in accordance with the rules of the plan.
The update of “no fault” termination will ensure that executives who leave the company in good standing, for example due to retirement, will continue to be exposed to the company share price for the remainder of the vesting periods of unvested awards. It will encourage and reward their focus on sustainability and succession during their tenure.
36    Share-based payments continued
Employee share-based payments continued
Options granted under the Management Deferred Share Plan continued

Disclosure of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options
Activity on share options

	SARs		PS
Activity on options and rights granted but not yet exercised	Number of options and rights	Weighted average option price (SA Rand)	Number of rights
For the year ended 30 June 2021
Balance at beginning of year	377 333	18.41	12 415 024
Options exercised	(371 008)	18.41	(11 928 241)
Options forfeited and lapsed	(6 325)	18.41	(486 783)
Balance at end of year	—	—	—
There were no SARS, RS and PS balances during the 2022 financial year and no RS balances during the 2021 financial year.

	SA Rand
Figures in million	2022	2021
Gain realised by participants on options and rights traded during the year	—	807
Fair value of options and rights exercised during the year	—	807

Number of PU
Activity on PU granted but not exercised	2022	2021
Balance at beginning of year	6 311 667	6 768 562
Options granted	40 064	106 994
Options exercised	(6 254 608)	(441 548)
Options forfeited and lapsed	(97 123)	(122 341)
Balance at end of year	—	6 311 667

	2022	2021
Gain realised by participants on options exercised during the year (R million)	397	31
Weighted average share price at the date of exercise (SA Rand)	58.20	70.90
Remaining life (years)	—	0.5

	2022	2021
18 September 2019 – 3 years
Gain realised by participants on options exercised during the year (R million)	13	28
Weighted average share price at the date of exercise (SA Rand)	47.24	87.86
Remaining life (years)	0.2	1.2
18 September 2019 – 5 years
Gain realised by participants on options exercised during the year (R million)	2	2
Weighted average share price at the date of exercise (SA Rand)	51.74	87.86
Remaining life (years)	2.2	3.2
18 September 2020 – 3 years
Gain realised by participants on options exercised during the year (R million)	13	—
Weighted average share price at the date of exercise (SA Rand)	47.24	—
Remaining life (years)	1.2	—
18 September 2020 – 5 years
Gain realised by participants on options exercised during the year (R million)	2	—
Weighted average share price at the date of exercise (SA Rand)	49.55	—
Remaining life (years)	3.2	—

Number of DS
Activity on DS granted but not exercised	2022	2021
Balance at beginning of year	2 102 523	1 162 152
Options granted	3 298 489	1 356 715
Options exercised	(641 562)	(331 466)
Options forfeited and lapsed	(310 159)	(84 878)
Balance at end of year	4 449 291	2 102 523

List of options granted but not yet exercised (listed by grant date)	Number of options	Remaining life (years)
As at 30 June 2022
Deferred shares
18 September 2019 – 3 years	284 525	0.2
18 September 2019 – 5 years	172 243	2.2
18 September 2020 – 3 years	570 777	1.2
18 September 2020 – 5 years	268 395	3.2
20 September 2021 – 3 years	2 369 559	2.2
20 September 2021 – 5 years	783 792	4.2
Total options granted but not yet exercised	4 449 291